Common Stock - Additional Information (Detail)				1 Months Ended				2 Months Ended	3 Months Ended		12 Months Ended
	Feb. 24, 2016 USD ($) $ / shares shares	Dec. 11, 2015 $ / shares	Aug. 25, 2015 shares	Feb. 29, 2016 USD ($) $ / shares shares	Sep. 21, 2015 shares	Jun. 30, 2015 USD ($) shares	Oct. 31, 2014 USD ($) $ / shares shares	Feb. 29, 2016 $ / shares shares	Mar. 31, 2016 USD ($) $ / shares shares	Mar. 31, 2015 USD ($) $ / shares	Dec. 31, 2015 USD ($) $ / shares shares	Dec. 31, 2014 USD ($) $ / shares shares	Feb. 28, 2015 $ / shares shares
Class Of Stock [Line Items]
Common stock, shares authorized									200,000,000		200,000,000	50,000,000
Common stock, par value | $ / shares		$ 0.0001							$ 0.0001		$ 0.0001	$ 0.0001
Common stock, shares issued									3,292,683		296,869	2,423
Common stock, shares outstanding									3,292,683		296,869	2,423
Proceeds from Warrant | $									$ 1,335,950	$ 88,000	$ 3,161,220	$ 31,600
Warrants Exercisable									66,789,624		13,219,597	5,447,940
Warrants exercised by underwriter							172,500
Proceeds from Issuance of Initial Public Offering | $							$ 6,400,000
Proceeds from exercise of warrants | $												$ 31,600
Common shares issued upon cash less exercise of warrants									1,520,888		264
Proceeds from issuance of common stock | $												$ 6,375,837
IPO
Class Of Stock [Line Items]
Issuance of stock	39.2			39,200,000
Proceeds from Issuance of Initial Public Offering | $	$ 5.0			$ 5,600,000
Series A Convertible Preferred Stock
Class Of Stock [Line Items]
Conversion of stock, shares converted												9,250,000
Conversion of preferred stock to common stock, conversion ratio												23
Series E Convertible Preferred Stock
Class Of Stock [Line Items]
Conversion of stock, shares converted								13,967	13,967		2,650,403
Common shares issued upon exercise of warrants									27		5,049
Issuance of stock											14,750
Conversion of preferred stock to common stock, conversion ratio											2,100
Number of shares included in preferred unit													1
Series C Warrant
Class Of Stock [Line Items]
Issuance of stock											118,000
Common Stock
Class Of Stock [Line Items]
Conversion of stock, shares issued												23
Conversion of preferred stock to common stock, conversion ratio		0.01666667
Common shares issued upon exercise of warrants												75
Issuance of stock											0	548
Share issued upon exercise of option											0
Common Stock | IPO
Class Of Stock [Line Items]
Conversion of stock, shares issued							1,723
Conversion of preferred stock to common stock, conversion ratio							420,000
Issuance of stock	1,120,000						548
Number of shares included in preferred unit	1			1				1
Common Stock | Series E Convertible Preferred Stock
Class Of Stock [Line Items]
Conversion of stock, shares issued									27		5,049
Conversion of stock, shares converted									13,967		2,650,403
Conversion of preferred stock to common stock, conversion ratio											2,100
Convertible Preferred Stock | Series A Convertible Preferred Stock
Class Of Stock [Line Items]
Conversion of stock, shares converted												9,250,000
Conversion of preferred stock to common stock, conversion ratio												420,000
Underwriters Unit Purchase Option
Class Of Stock [Line Items]
Common shares issued upon exercise of warrants									354,899
Warrants exercised									121,540		14,750
Proceeds from Warrant | $									$ 1,335,950
Preferred units issued as consideration, warrants price per share | $ / shares									$ 11.00		$ 11.00		$ 11.00
Underwriters Unit Purchase Option | Series E Convertible Preferred Stock
Class Of Stock [Line Items]
Conversion of stock, shares issued									232
Warrants exercised									121,540
Underwriters Unit Purchase Option | Series C Warrant
Class Of Stock [Line Items]
Warrants exercised									972,320
Share issued upon exercise of option									354,667
Series D Warrant
Class Of Stock [Line Items]
Preferred units issued as consideration, warrants price per share | $ / shares											$ 1.85
Warrants Exercisable									3,503,116		3,503,116
Series D Warrant | Common Stock
Class Of Stock [Line Items]
Preferred units issued as consideration, warrants price per share | $ / shares				$ 5.60				$ 5.60	$ 7.00		$ 64.75
Warrants Exercisable											100,090
Warrants expiration											5 years
Class B Warrant
Class Of Stock [Line Items]
Common shares issued upon exercise of warrants												76
Warrants exercised												158,000
Proceeds from Warrant | $												$ 31,600
Preferred units issued as consideration, warrants price per share | $ / shares				5.60				5.60			$ 0.03	$ 0.20
Warrants Exercisable									1,310,956		1,310,956	1,645,845
Cashless exercise of warrants											334,889
Common shares issued, price per share | $ / shares											$ 64.75
Class A Warrant
Class Of Stock [Line Items]
Preferred units issued as consideration, warrants price per share | $ / shares				5.60				5.60		$ 2.20	$ 0.03	$ 4.92	$ 4.92
Warrants Exercisable									1,532,598		1,532,598	2,041,239
Cashless exercise of warrants											508,641
Common shares issued, price per share | $ / shares											$ 64.75
Class A Warrant | IPO
Class Of Stock [Line Items]
Warrants issued during period							1,150,000
Number of shares can be converted description											In October 2014, the Company completed an IPO, whereby the Company sold 548 shares of its common stock and 1,150,000 Series A Warrants, which were sold in units of one share of common stock for every 2,100 units and one Series A Warrant at a public offering price of $7.00 per unit.
Preferred units issued as consideration, warrants price per share | $ / shares							$ 7.00
Common Warrants
Class Of Stock [Line Items]
Preferred units issued as consideration, warrants price per share | $ / shares											$ 0.03
Warrants Exercisable									463,356		463,356	438,356
Common shares issued, price per share | $ / shares											$ 64.75
Common Warrants | IPO | Underwriter Purchase Options
Class Of Stock [Line Items]
Warrants Exercisable							57,500
Series A Warrant
Class Of Stock [Line Items]
Common shares issued upon exercise of warrants											512
Warrants exercised											1,074,082
Proceeds from Warrant | $											$ 2,252,020
Preferred units issued as consideration, warrants price per share | $ / shares										$ 7.00	$ 2.20	$ 7.00
Warrants Exercisable												1,322,500
Proceeds from exercise of warrants | $											$ 2,252,020
Series B Warrant
Class Of Stock [Line Items]
Preferred units issued as consideration, warrants price per share | $ / shares				16,873.50				16,873.50			$ 8.75
Warrants Exercisable									1,074,082		1,074,082
Series C Warrant
Class Of Stock [Line Items]
Conversion of stock, shares converted									138,158
Common shares issued upon exercise of warrants						183
Warrants exercised						384,000
Proceeds from Warrant | $						$ 979,200
Warrants issued during period			21,408,000
Preferred units issued as consideration, warrants price per share | $ / shares											$ 2.55
Warrants Exercisable											5,229,973		10,378
Proceeds from exercise of warrants | $											$ 979,200
Common shares issued upon cash less exercise of warrants											288,614
Cashless exercise of warrants					15,128,027				5,229,973		15,630,027
Proceeds from issuance of common stock | $											$ 979,200
Cashless exercise of warrants									5,091,815
Share issued upon exercise of option									1,520,888
Number of shares included in preferred unit													8
Common shares issued, price per share | $ / shares											$ 5,355.00
Series C Warrant | Cashless Exercise
Class Of Stock [Line Items]
Conversion of stock, shares converted											15,246,027
Issuance of stock											288,431
Series C Warrant | Warrant, Cash Exercise
Class Of Stock [Line Items]
Conversion of stock, shares converted											384,000
Issuance of stock											183
Series C Warrant | Series E Convertible Preferred Stock
Class Of Stock [Line Items]
Issuance of stock			2,676,000
Series C Warrant | Common Stock
Class Of Stock [Line Items]
Common shares issued upon exercise of warrants											182
Issuance of stock						183			15,182
Series C Warrant | Underwriters Unit Purchase Option
Class Of Stock [Line Items]
Warrants exercised									972,320		118,000
Number of shares included in preferred unit													8
Series E Warrants
Class Of Stock [Line Items]
Preferred units issued as consideration, warrants price per share | $ / shares				$ 8.75				$ 8.75
Warrants Exercisable				1,680,000				1,680,000	58,800,000
Common shares issued, price per share | $ / shares	$ 6.82								$ 7.17
Series E Warrants | IPO
Class Of Stock [Line Items]
Number of shares included in preferred unit	52.5			1.5				1.5
Common shares issued, price per share | $ / shares	$ 8.75			$ 0.25				$ 0.25
Warrants expiration	6 years			6 years
Securities Purchase Agreement
Class Of Stock [Line Items]
Preferred units issued as consideration, warrants price per share | $ / shares									$ 5.60
Securities Purchase Agreement | Series D Warrant
Class Of Stock [Line Items]
Warrants Exercisable									100,090
Notes issued upon exchange of outstanding Series C Warrants | Securities Purchase Agreement | Series D Warrant
Class Of Stock [Line Items]
Common Stock, Capital Shares Reserved for Future Issuance									85,000,000		120,000,000